Shareholder Report, Holdings (Details) - Capital Group International Equity ETF	May 31, 2024
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%